PGIM Select Real Estate Fund
Schedule of Investments as of July 31, 2024 (unaudited)
Description	Shares	Value
Long-Term Investments 99.5%
Common Stocks
Diversified Real Estate Activities 4.6%
Mitsubishi Estate Co. Ltd. (Japan)	85,328	$1,454,326
Mitsui Fudosan Co. Ltd. (Japan)	594,769	6,161,724
Sun Hung Kai Properties Ltd. (Hong Kong)	165,299	1,431,245
		9,047,295
Diversified REITs 7.9%
British Land Co. PLC (The) (United Kingdom)	448,281	2,376,025
Essential Properties Realty Trust, Inc.	241,227	7,137,907
Merlin Properties Socimi SA (Spain)	269,053	3,072,554
Stockland (Australia)	983,897	2,971,775
		15,558,261
Health Care Facilities 1.2%
Chartwell Retirement Residences (Canada), UTS	226,681	2,249,324
Health Care REITs 7.8%
American Healthcare REIT, Inc.	154,714	2,466,141
CareTrust REIT, Inc.	119,893	3,232,315
Welltower, Inc.	85,576	9,520,330
		15,218,786
Hotel & Resort REITs 4.8%
Host Hotels & Resorts, Inc.	156,211	2,735,255
Invincible Investment Corp. (Japan)	6,754	3,059,226
Japan Hotel REIT Investment Corp. (Japan)	6,943	3,546,628
		9,341,109
Industrial REITs 19.4%
Americold Realty Trust, Inc.	103,754	3,101,207
CapitaLand Ascendas REIT (Singapore)	1,378,385	2,814,054
GLP J-REIT (Japan)	3,208	2,810,477
Goodman Group (Australia)	227,345	5,248,511
Lineage, Inc.*	37,637	3,307,539
Prologis, Inc.	116,593	14,696,548
STAG Industrial, Inc.	77,576	3,165,877
Tritax Big Box REIT PLC (United Kingdom)	1,374,236	2,921,041
		38,065,254

PGIM Select Real Estate Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Internet Services & Infrastructure 0.8%
NEXTDC Ltd. (Australia)*	150,580	$1,658,222
Office REITs 4.1%
Alexandria Real Estate Equities, Inc.	35,629	4,178,925
SL Green Realty Corp.	56,732	3,780,621
		7,959,546
Real Estate Operating Companies 5.9%
Catena AB (Sweden)	36,027	1,834,069
Grainger PLC (United Kingdom)	540,725	1,679,538
Sagax AB (Sweden)(Class B Stock)	69,068	1,706,284
Shurgard Self Storage Ltd. (Belgium)	54,489	2,130,335
Vonovia SE (Germany)	139,880	4,288,750
		11,638,976
Residential REITs 10.5%
American Homes 4 Rent(Class A Stock)	70,980	2,561,668
Equity Residential	46,863	3,263,071
Essex Property Trust, Inc.	5,275	1,468,349
Killam Apartment Real Estate Investment Trust (Canada)	126,936	1,703,635
Mid-America Apartment Communities, Inc.	25,417	3,552,534
UNITE Group PLC (The) (United Kingdom)	201,509	2,469,943
Veris Residential, Inc.	356,326	5,597,882
		20,617,082
Retail REITs 14.1%
Brixmor Property Group, Inc.	240,854	6,134,551
CapitaLand Integrated Commercial Trust (Singapore)	2,111,302	3,297,934
Klepierre SA (France)	104,843	3,002,135
Link REIT (Hong Kong)	757,793	3,197,146
NNN REIT, Inc.	85,992	3,860,181
Scentre Group (Australia)	1,410,166	3,215,782
Simon Property Group, Inc.	32,386	4,969,308
		27,677,037
Specialized REITs 18.4%
Digital Realty Trust, Inc.	60,842	9,095,270
Equinix, Inc.	11,903	9,406,227

PGIM Select Real Estate Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Specialized REITs (cont’d.)
Extra Space Storage, Inc.	57,479	$9,174,798
Iron Mountain, Inc.	82,069	8,416,997
		36,093,292

Total Long-Term Investments (cost $168,633,651)		195,124,184

Short-Term Investment 0.2%
Affiliated Mutual Fund
PGIM Core Government Money Market Fund (7-day effective yield 5.561%) (cost $345,370)(wb)	345,370	345,370

TOTAL INVESTMENTS 99.7% (cost $168,979,021)		195,469,554
Other assets in excess of liabilities 0.3%		497,573

Net Assets 100.0%		$195,967,127

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

REITs—Real Estate Investment Trust
UTS—Unit Trust Security

*	Non-income producing security.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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